Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2015 Portfolio℠
March 31, 2024
VIPIFF2015-NPRT1-0524
1.830290.118
Domestic Equity Funds - 18.3%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	52,561	2,950,239
VIP Equity-Income Portfolio Investor Class (a)	89,749	2,398,998
VIP Growth & Income Portfolio Investor Class (a)	111,207	3,292,830
VIP Growth Portfolio Investor Class (a)	46,345	4,890,750
VIP Mid Cap Portfolio Investor Class (a)	18,941	755,573
VIP Value Portfolio Investor Class (a)	83,161	1,680,680
VIP Value Strategies Portfolio Investor Class (a)	47,579	834,533
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,401,181)		16,803,603

International Equity Funds - 19.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	588,405	6,384,194
VIP Overseas Portfolio Investor Class (a)	409,264	11,316,150
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,735,364)		17,700,344

Bond Funds - 57.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,454,924	13,137,960
Fidelity International Bond Index Fund (a)	269,587	2,472,113
Fidelity Long-Term Treasury Bond Index Fund (a)	293,003	2,853,851
VIP High Income Portfolio Investor Class (a)	325,695	1,514,481
VIP Investment Grade Bond II Portfolio Investor Class (a)	3,457,963	32,504,855
TOTAL BOND FUNDS (Cost $56,313,654)		52,483,260

Short-Term Funds - 5.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.11% (a)(b) (Cost $4,807,332)	4,807,332	4,807,332

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $81,257,531)	91,794,539
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,022
NET ASSETS - 100.0%	91,796,561

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	13,627,799	623,996	1,098,438	4,652	(42,461)	27,064	13,137,960
Fidelity International Bond Index Fund	2,798,139	125,364	442,246	17,659	(17,395)	8,251	2,472,113
Fidelity Long-Term Treasury Bond Index Fund	3,360,256	116,751	501,029	25,631	(89,519)	(32,608)	2,853,851
VIP Contrafund Portfolio Investor Class	2,616,792	221,436	312,504	10,855	24,315	400,200	2,950,239
VIP Emerging Markets Portfolio Investor Class	6,343,446	336,961	486,299	5,419	5,978	184,108	6,384,194
VIP Equity-Income Portfolio Investor Class	2,121,988	336,855	252,158	12,109	7,343	184,970	2,398,998
VIP Government Money Market Portfolio Investor Class 5.11%	6,852,888	809,515	2,855,071	72,728	-	-	4,807,332
VIP Growth & Income Portfolio Investor Class	2,915,835	372,668	304,979	20,019	8,482	300,824	3,292,830
VIP Growth Portfolio Investor Class	4,333,562	374,112	430,940	66,579	15,719	598,297	4,890,750
VIP High Income Portfolio Investor Class	1,503,864	52,252	70,325	640	(3,965)	32,655	1,514,481
VIP Investment Grade Bond II Portfolio Investor Class	30,477,999	3,557,019	1,348,783	18,877	(37,972)	(143,408)	32,504,855
VIP Mid Cap Portfolio Investor Class	664,295	100,219	83,467	12,532	5,322	69,204	755,573
VIP Overseas Portfolio Investor Class	11,183,279	251,882	920,546	42,038	212,516	589,019	11,316,150
VIP Value Portfolio Investor Class	1,480,804	278,744	181,091	32,486	18,214	84,009	1,680,680
VIP Value Strategies Portfolio Investor Class	732,325	138,097	95,168	10,466	9,972	49,307	834,533
	91,013,271	7,695,871	9,383,044	352,690	116,549	2,351,892	91,794,539

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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